Income Taxes (Income Taxes Included in The Statement of Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Abstract]
Income before income taxes	$ 213		$ 6,122		$ 3,373
Statutory tax rate	25.00%		24.00%		25.00%
Theoretical income tax expense	53		1,469		843
Tax expense (benefits) arising from ''Approved and Beneficiating Enterprises'' and preferential tax rate in China	492		3,347		(588)
Change in valuation allowance	(983)	[1]	(5,423)	[1]	1,233	[1]
Non-deductible expenses	548		37		49
Differences between Israeli currency and dollar-adjusted financial statements-net	160		686		(809)
Nondeductible stock-based compensation	102		102		44
Other	(162)	[2]	526	[2]	(215)	[2]
Actual income tax expense	210		744		557
Per share effect of the tax benefits arising from ''Approved and Beneficiating Enterprises'' and preferential tax rate in China: Basic	$ 0.02		$ 0.11		$ (0.02)
Per share effect of the tax benefits arising from ''Approved and Beneficiating Enterprises'' and preferential tax rate in China: Diluted	$ 0.02		$ 0.11		$ (0.02)
Net operating loss carry forwards	$ 635		$ 2,007		$ 40

[1]	Included within the change in valuation allowance are realized benefits of operating loss carryforwards of $635, $2,007, and $40 for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	Mainly due to foreign tax rate differential.